Note 3 - Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Details) $ in Thousands	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Available-for-Sale Securities, Less than 12 Months, Fair Value	$ 536,868	$ 175,383
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 8,736	$ 1,121
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	215	83
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 137,126	$ 7,465
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 5,459	$ 53
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	85	13
Available-for-Sale Securities, Total, Fair Value	$ 673,994	$ 182,848
Available-for-Sale Securities, Total, Unrealized Losses	14,195	1,174
US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	7,221
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 99
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	3
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 0
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 0
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	0
Available-for-Sale Securities, Total, Fair Value	$ 7,221
Available-for-Sale Securities, Total, Unrealized Losses	99
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	110,981	47,991
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 2,466	$ 135
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	33	18
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 45,725
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 2,024
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	19
Available-for-Sale Securities, Total, Fair Value	$ 156,706	$ 47,991
Available-for-Sale Securities, Total, Unrealized Losses	4,490	135
Collateralized Mortgage Backed Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	317,211	78,381
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 4,644	$ 573
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	96	29
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 54,692	$ 6,776
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 1,893	$ 47
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	33	12
Available-for-Sale Securities, Total, Fair Value	$ 371,903	$ 85,157
Available-for-Sale Securities, Total, Unrealized Losses	6,537	620
Asset-backed Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	17,945	4,950
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 67	$ 19
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	9	3
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 484
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 16
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	1
Available-for-Sale Securities, Total, Fair Value	$ 18,429	$ 4,950
Available-for-Sale Securities, Total, Unrealized Losses	83	19
Corporate Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	0
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 0
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | item	0
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 0
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 0
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | item	0
Available-for-Sale Securities, Total, Fair Value	$ 0
Available-for-Sale Securities, Total, Unrealized Losses	0
US States and Political Subdivisions Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	83,510	44,061
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 1,460	$ 394
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	74	33
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 36,225	$ 689
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 1,526	$ 6
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	32	1
Available-for-Sale Securities, Total, Fair Value	$ 119,735	$ 44,750
Available-for-Sale Securities, Total, Unrealized Losses	$ 2,986	$ 400